Joint Development Agreement (Details Narrative)	1 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) ft²	Mar. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Lease completion of building initial term			3 years						20 years
Lease payments			$ 5,956	$ 807	$ 836,000	$ 338,000	$ 564,000	$ 327,000	$ 33,458
Design costs expense					$ 46,535,671	$ 12,601,333	27,908,659	8,019,705
University of South Dakota Research Park Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of lease agreement square feet | ft²		41,195
Lease completion of building initial term		12 years
Lease payments		$ 118,000
Pre construction costs	$ 1,140,000
Pre construction costs related payables								$ 1,140,000
Design costs							2,120,000
Design costs expense							580,000
Budget remaining							2,700,000
Receivables project							0
Payables project							$ 0
University of South Dakota Research Park Inc [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre construction costs		$ 2,700,000